Convertible Debentures	12 Months Ended
Mar. 31, 2021
Convertible Debentures [Abstract]
Convertible Debentures

14. Convertible Debentures

The Company completed a seven-for-one share consolidation on August 28, 2020. All figures in this Note have been retroactively restated to give effect to this share consolidation. See Note 2(a). for further details.

As at March 31, 2020 the Company had a total of CDN $5,596,000 in convertible debentures outstanding, which were converted into 1,703,240 common shares during the year ended March 31, 2021. The convertible debentures all had an 8% interest rate, an initial term of four years, and effective interest rates ranging from 28.3% to 38.5%.

During the year ended March 31, 2021, the Company paid interest of $203,829 (March 31, 2020 - $343,722, March 31, 2019 - $393,043) and recognized accretion of $378,687 (March 31, 2020 - 548,882, March 31, 2019 - $469,725) related to its issued and outstanding convertible debentures.

	Outstanding	Conversion	Shares	Converted	Outstanding
Issue	March 31, 2020	Price	issued on	Amount	March 31, 2021
Date	($CDN)	($CDN)	Conversion	($CDN)	($CDN)
17-May-17	$1,900,000	$4.55	417,582	$(1,900,000)	$—
31-May-17	250,000	$4.55	54,945	(250,000)	—
25-Sep-17	1,476,000	$2.80	527,143	(1,476,000)	—
12-Oct-17	1,970,000	$2.80	703,570	(1,970,000)	—
Total	$5,596,000		1,703,240	$(5,596,000)	$—

During the year ended March 31, 2021 the following common shares were issued from the exercise of convertible debentures:

  417,582 common shares were issued pursuant to the conversion of convertible debentures totaling CAD$1,900,000 (issued on May 17, 2017) which were converted at a price of CAD$4.55 per share;

  54,945 common shares were issued pursuant to the conversion of convertible debentures totaling CAD$250,000 (issued on May 31, 2017) which were converted at a price of CAD$4.55 per share;

  527,143 common shares were issued pursuant to the conversion of convertible debentures totaling CAD$1,476,000 (issued on Sep 25, 2017) which were converted at a price of CAD$2.80 per share;

  703,570 common shares were issued pursuant to the conversion of convertible debentures totaling CAD$1,970,000 (issued on October 12, 2017) which were converted at a price of CAD$2.80 per share.

As at March 31, 2019 the Company had a total of CDN $5,646,000 in convertible debentures outstanding, which were converted into 17,857 common shares during the year ended March 31, 2020.

	Outstanding	Conversion	Shares	Converted	Outstanding
Issue	March 31, 2019	Price	issued on	Amount	March 31, 2020
Date	($CDN)	($CDN)	Conversion	($CDN)	($CDN)
17-May-17	$1,900,000	$4.55	—	$—	$1,900,000
31-May-17	250,000	$4.55	—	—	250,000
25-Sep-17	1,476,000	$2.80	—	—	1,476,000
12-Oct-17	2,020,000	$2.80	17,857	(50,000)	1,970,000
Total	$5,646,000		17,857	$(50,000)	$5,596,000

On July 19, 2019 CDN$50,000 worth of debentures (issued on October 12, 2017) were converted into 17,857 common shares with a conversion price of CDN$2.80.